UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number 811-3807

SunAmerica Money Market Funds, Inc.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.

SunAmerica Money Market Fund

PORTFOLIO OF INVESTMENTS - September 30, 2008 (unaudited)

Security Description	Principal Amount	Market Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 86.9%
CERTIFICATES OF DEPOSIT — 20.6%
ABN Amro Bank
2.76% due 11/20/08	$11,000,000	$11,000,133
Bank of America NA
2.65% due 10/07/08	10,000,000	10,000,000
2.85% due 12/08/08	14,000,000	14,000,000
BNP Paribas
2.46% due 10/10/08†	13,700,000	13,700,000
3.52% due 10/15/08†	15,000,000	15,000,000
Calyon
2.72% due 10/14/08	11,200,000	11,200,040
2.79% due 10/10/08	11,000,000	11,000,074
Citibank NA
2.73% due 11/05/08	11,000,000	11,000,000
HSBC Bank USA
2.77% due 10/23/08†	13,600,000	13,600,082
Lloyds Bank PLC
2.62% due 11/12/08†	13,700,000	13,700,000
2.73% due 10/10/08	13,500,000	13,500,000
Nordea Bank Finland
4.61% due 11/05/08†	15,000,000	15,010,990
Rabobank Nederland NV
2.70% due 11/14/08	13,700,000	13,699,820
Royal Bank of Scotland
2.89% due 12/29/08	13,700,000	13,701,305
3.18% due 12/12/08	13,600,000	13,600,975
Svenska Handelsbank NY
2.61% due 10/01/08	16,000,000	16,000,000
Wells Fargo Bank
2.50% due 10/23/08	13,700,000	13,700,000

Total Certificates of Deposit
(amortized cost $223,413,419)		223,413,419

COMMERCIAL PAPER — 9.6%
Bank of America NA
3.65% due 10/03/08	13,400,000	13,397,283
Barclays U.S. Funding LLC
2.70% due 12/02/08	13,700,000	13,636,295
Dexia Delaware LLC
2.66% due 10/24/08	11,000,000	10,981,306
HSBC Bank USA
2.73% due 12/02/08	13,700,000	13,635,587
J.P. Morgan Chase & Co.
2.31% due 10/02/08	13,700,000	13,699,121
Nordea North America
2.41% due 10/02/08	11,000,000	10,999,264
Rabobank USA Financial Co.
2.36% due 10/06/08	13,700,000	13,695,509
Svenska Handelsbank, Inc.
2.70% due 12/03/08	13,700,000	13,635,267

Total Commercial Paper
(amortized cost $103,679,632)		103,679,632

CORPORATE NOTES — 0.0%
Cheyne Finance LLC
5.20% due 01/07/08*(2)(3)(4)(7)(8)
(amortized cost $232,526)	8,996,018	232,526

MEDIUM TERM NOTES — 0.2%
Wachovia Bank NA
2.76% due 10/03/08†
(amortized cost $2,499,970)	2,500,000	2,499,970

REGISTERED INVESTMENT COMPANIES — 0.3%
SSgA U.S. Government Money Market Fund
(amortized cost $3,694,091)	3,694,091	3,694,091

U.S. GOVERNMENT AGENCIES — 56.2%
Agency for International Development Panama
1.96% due 10/01/08†	1,925,917	1,930,250
Federal Home Loan Bank
1.25% due 10/02/08	13,500,000	13,499,531
1.50% due 10/15/08	27,000,000	26,984,250
1.50% due 10/28/08	27,200,000	27,169,400
2.10% due 10/03/08	17,700,000	17,697,935
2.10% due 10/21/08	27,000,000	26,968,500
2.19% due 12/10/08	13,700,000	13,641,661
2.20% due 04/01/09	11,300,000	11,295,085
2.25% due 10/08/08	13,700,000	13,694,006
2.27% due 10/02/08	13,700,000	13,699,136
2.28% due 10/01/08	13,500,000	13,500,000
2.28% due 10/07/08	11,100,000	11,095,782
2.30% due 10/06/08	11,000,000	10,996,486
2.30% due 10/27/08	13,500,000	13,477,575
2.30% due 01/15/09	13,800,000	13,794,977
2.32% due 10/06/08	11,100,000	11,096,423
2.35% due 10/22/08	13,700,000	13,681,220
2.35% due 10/29/08	13,700,000	13,674,959
2.38% due 10/31/08	13,500,000	13,473,225
2.41% due 10/31/08	11,000,000	10,977,908
2.43% due 11/03/08	11,000,000	10,975,498
2.43% due 11/18/08	11,100,000	11,064,036
2.44% due 11/07/08	11,000,000	10,972,414
2.44% due 11/24/08	11,100,000	11,059,374
2.45% due 11/14/08	13,700,000	13,658,976
2.46% due 12/04/08	13,700,000	13,640,085
2.47% due 12/02/08	11,100,000	11,052,782
2.50% due 10/27/08	13,700,000	13,675,264
2.51% due 05/07/09	13,700,000	13,689,058
2.55% due 10/17/08	11,000,000	10,987,631
2.55% due 10/22/08	11,000,000	10,983,766
2.55% due 11/21/08	11,000,000	10,960,263
2.61% due 12/01/08	11,500,000	11,449,141
2.70% due 12/31/08	10,800,000	10,726,290
2.70% due 02/11/09	11,100,000	10,989,278
2.73% due 01/05/09	11,000,000	10,920,800
2.73% due 01/06/09	13,500,000	13,401,787
2.74% due 01/16/09	13,500,000	13,391,663
2.75% due 12/02/08	11,000,000	10,947,903
2.80% due 12/17/08	11,000,000	10,934,122
2.80% due 12/26/08	11,000,000	10,926,422
3.00% due 01/07/09	13,600,000	13,488,933
4.13% due 11/19/08	13,800,000	13,835,185
Federal National Mtg. Assoc.
2.09% due 12/08/08	11,100,000	11,056,180
2.47% due 10/27/08	11,000,000	10,980,377
2.64% due 11/17/08	11,000,000	10,962,374
2.90% due 12/24/08	11,000,000	10,925,567

Total U.S. Government Agencies
(amortized cost $610,003,478)		610,003,478

Total Short-Term Investment Securities — 86.9%
(amortized cost $943,523,116)		943,523,116

REPURCHASE AGREEMENT — 12.7%
UBS Securities, LLC Joint Repurchase Agreement
(amortized cost $137,488,000)(5)	137,488,000	137,488,000

TOTAL INVESTMENTS —
(amortized cost $1,081,011,116)(6)	99.6%	1,081,011,116
Other assets less liabilities	0.4	3,907,372

NET ASSETS	100.0%	$1,084,918,488

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2008, the aggregate value of these securities was $232,526 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Variable Rate Security – the rate reflected is as of September 30, 2008, maturity date reflects next reset date.

(2)	Illiquid security. At September 30, 2008, the aggregate value of this security is $232,526, representing 0.0% of net assets.

(3)	Security in default

(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2008.

(5)	See Note 2 for details of Joint Repurchase Agreements.

(6)	At September 30, 2008, the cost of securities for federal income tax purposes was the same for book purposes.

(7)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(8)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Fund, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was, or was about to become, unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, have materially adversely affected the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors including the Fund was being made. Furthermore, an additional distribution to senior creditors, including the Fund, was made on August 13, 2008. The market value of the Notes, as of September 30, 2008, represents the Notes’ residual value that may be distributed to the Fund.

Industry Allocation*

U.S. Government Agencies	56.2%
Foreign Banks	13.6
Repurchase Agreement	12.7
Money Center Banks	8.8
Super-Regional Banks	3.7
Diversified Financial Services	2.0
Domestic Banks	1.3
Finance	1.0
Treasury/Agency	0.3
Asset Backed Commercial Paper/ Finance	0.0

99.6%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

SunAmerica Municipal Money Market Fund

PORTFOLIO OF INVESTMENTS - September 30, 2008 (unaudited)

Security Description	Principal Amount	Market Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 97.6%
Alabama — 2.0%
Stevenson Alabama Industrial Development Board Environmental Improvement (LOC — JP Morgan Chase Bank)
8.20% due 10/01/08†	$3,000,000	$3,000,000

Alaska — 1.7%
Alaska Housing Finance Corp. Series B
9.20% due 10/02/08†	2,565,000	2,565,000

Arizona — 1.4%
Maricopa County, Arizona Industrial Development Authority (LOC — Harris Trust & Savings Bank)
7.65% due 10/02/08†	715,000	715,000
Maricopa County, Arizona Industrial Development Authority Multi-Family Housing Series A (LOC — Wells Fargo Bank N.A.)
8.12% due 10/02/08†	1,430,000	1,430,000

		2,145,000

California — 9.0%
California Housing Finance Agency Series E
5.40% due 10/01/08†	1,500,000	1,500,000
California Infrastructure & Economic Development Bank (LOC — Allied Irish Bank PLC)
3.95% due 10/01/08†	2,700,000	2,700,000
California State Department of Water Resources Supply Series I-1 (LOC — Allied Irish Bank PLC)
3.95% due 10/01/08†	4,225,000	4,225,000
San Bernardino County, California Certificate of Participation (LOC — BNP Paribas)
7.70% due 10/02/08†	1,300,000	1,300,000
Santa Clara Valley, California Transportation Authority Series C
7.72% due 10/02/08†	4,000,000	4,000,000

		13,725,000

Colorado — 3.8%
Colorado Springs, Colorado National Strength & Conditioning Association (LOC — Wells Fargo Bank N.A.)
8.15% due 10/02/08†	1,325,000	1,325,000
Colorado Springs, Colorado Utilities Series A
8.50% due 10/02/08†	3,895,000	3,895,000
Durango, Colorado Revenue (LOC — Wells Fargo Bank N.A.)
8.15% due 10/02/08†	615,000	615,000

		5,835,000

Delaware — 2.4%
University of Delaware
4.50% due 10/01/08†	3,590,000	3,590,000

Florida — 0.5%
Charlotte County, Florida Utility Series B
7.25% due 10/02/08†	475,000	475,000
Collier County Health Facilities Authority (LOC — Wachovia Bank N.A.)
8.00% due 10/01/08†	350,000	350,000

		825,000

Georgia — 0.5%
Valdosta & Lowndes County, Georgia Hospital
7.25% due 10/02/08†	700,000	700,000

Idaho — 0.3%
Idaho Health Facilities Authority
5.75% due 10/01/08†	390,000	390,000

Illinois — 7.5%
Chicago, Illinois Board of Education Series C
7.25% 10/02/08†	200,000	200,000
Chicago, Illinois Waterworks Revenue (LOC — Bank One N.A.)
8.00% due 10/01/08†	500,000	500,000
Chicago, O’ Hare International Airport Series B (LOC — Societe Generale)
8.00% due 10/01/08†	790,000	790,000
Illinois Educational Facilities Authority (LOC — Harris Trust & Savings Bank)
7.92% due 10/01/08†	2,150,000	2,150,000
Illinois Finance Authority Series E
9.75% due 10/01/08†	695,000	695,000
Jackson-Union Counties, Illinois Regional Port District (LOC — Wachovia Bank N.A.)
9.65% due 10/01/08†	4,050,000	4,050,000
Regional Transportation Authority Series B
8.20% due 10/01/08†	3,000,000	3,000,000

		11,385,000

Indiana — 2.9%
Indianapolis, Indianapolis Multi-Family Revenue (LOC — LaSalle Bank N.A.)
7.50% due 10/02/08†	3,000,000	3,000,000
Marion, Indiana Economic Development (LOC — Bank of America N.A.)
7.25% due 10/01/08†	1,405,000	1,405,000

		4,405,000

Kansas — 2.3%
Kansas State Department of Transportation Series A-3
8.50% due 10/02/08†	595,000	595,000
Kansas State Department of Transportation Series A-4
8.50% due 10/02/08†	500,000	500,000
Kansas State Department of Transportation Series C-1
7.89% due 10/01/08†	300,000	300,000
Kansas State Department of Transportation Series C-2
7.89% due 10/01/08†	700,000	700,000
Kansas State Department of Transportation Series C-3
7.89% due 10/01/08†	1,465,000	1,465,000

		3,560,000

Kentucky — 4.3%
Breckinridge County, Kentucky Lease Program (LOC — U.S. Bank NA)
9.65% due 10/01/08†	1,550,000	1,550,000
Breckinridge County, Kentucky Lease Program Series A (LOC — U.S. Bank NA)
9.65% due 10/01/08†	2,825,000	2,825,000
Kentucky Housing Corporation Series F
10.00% due 10/01/08†	1,090,000	1,090,000
Kentucky Housing Corporation Series I
10.00% due 10/01/08†	995,000	995,000

		6,460,000

Maryland — 1.8%
Maryland Health & Higher Educational Facilities Authority Series D (LOC — Bank of America N.A.)
7.20% due 10/02/08†	750,000	750,000
Washington County Maryland Commissioners (LOC — Wachovia Bank N.A.)
7.90% due 10/02/08†	2,000,000	2,000,000

		2,750,000

Massachusetts — 2.0%
Massachusetts State Water Resources Authority Series C
7.85% due 10/01/08†	3,000,000	3,000,000

Michigan — 4.0%
Holt Michigan Public Schools
7.85% due 10/02/08†	3,995,000	3,995,000
Michigan State Hospital Finance Authority Series B (LOC — Landesbank Hessen)
7.90% due 10/01/08†	2,095,000	2,095,000

		6,090,000

Missouri — 1.0%
Kansas City Industrial Development Authority (LOC — Bank of America N.A.)
7.93% due 10/01/08†	1,550,000	1,550,000

Nevada — 1.1%
Clark County, Nevada School District Series B
5.75% due 10/01/08†	1,720,000	1,720,000

New Hampshire — 0.1%
New Hampshire Health & Education Facilities Authority Series A
4.35% due 10/01/08†	100,000	100,000

New York — 6.7%
Metropolitan Transportation Authority Series G (LOC — BNP Paribas)
3.75% due 10/01/08†	1,490,000	1,490,000
New York City Municipal Water Finance Authority & Sewer System Series C
7.50% due 10/01/08†	400,000	400,000
New York City Municipal Water Finance Authority & Sewer System Series F-1
8.50% due 10/02/08†	190,000	190,000
New York City Municipal Water Finance Authority & Sewer System Series F-2
4.50% due 10/01/08†	105,000	105,000
New York City Office of the City Comptroller Series A-4 (LOC — Bayerische Landesbank)
4.15% due 10/01/08†	100,000	100,000
New York City Office of the City Comptroller Series B-2 (LOC — Morgan Guaranty Trust)
3.75% due 10/01/08†	4,900,000	4,900,000
New York City Transitional Finance Authority Series C-5
5.00% due 10/01/08†	1,000,000	1,000,000
New York City Transitional Finance Authority Series 2E
9.00% due 10/01/08†	300,000	300,000
New York City Transitional Finance Authority Series 3C
9.00% due 10/01/08†	700,000	700,000
New York City Transitional Finance Authority Series 3D
9.00% due 10/01/08†	910,000	910,000

		10,095,000

North Carolina — 13.4%
Charlotte, North Carolina Certificates of Participation Series B
7.25% due 10/02/08†	2,400,000	2,400,000
Charlotte, North Carolina Certificates of Participation Series F
7.25% due 10/02/08†	600,000	600,000
Durham, North Carolina Public Improvement
7.95% due 10/02/08†	300,000	300,003
Fayetteville, North Carolina Public Works Commission
8.10% due 10/01/08†	2,245,000	2,245,000
Fayetteville, North Carolina Public Works Commission Series B
8.05% due 10/01/08†	2,280,000	2,280,000
Guilford County, North Carolina Series B
7.25% due 10/02/08†	3,410,000	3,410,000
Mecklenburg County, North Carolina Certificates of Participation
7.25% due 10/02/08†	1,480,000	1,480,000
North Carolina Medical Care Commission Hospital
9.50% due 10/01/08†	1,225,000	1,225,000
North Carolina Medical Care Commission Hospital Series B
9.00% due 10/02/08†	1,850,000	1,850,000
Raleigh, North Carolina Certificates of Participation Series A
7.91% due 10/01/08†	1,670,000	1,670,000
Union County, North Carolina General Obligation Series B
7.25% due 10/02/08†	700,000	700,000
Wake County, North Carolina General Obligation Unlimited Series A
7.25% due 10/02/08†	400,000	400,000
Wilmington, North Carolina General Obligation Unlimited
8.50% due 10/01/08†	1,200,000	1,200,000
Winston Salem, North Carolina Water and Sewer Systems Series C
7.50% due 10/01/08†	580,000	580,000

		20,340,003

North Dakota — 1.1%
North Dakota State Housing Finance Agency Series A
8.09% due 10/01/08†	1,735,000	1,735,000

Ohio — 6.6%
Cleveland, Ohio Airport System Series D (LOC — West LB AG)
8.15% due 10/01/08†	2,565,000	2,565,000
Cuyahoga County, Ohio Cleveland Clinic Series B1
4.25% due 10/01/08†	4,800,000	4,800,000
Ohio Housing Finance Agency (LOC — Federal Home Loan Bank)
8.08% due 10/02/08†	890,000	890,000
Ohio Housing Finance Agency Series B
8.08% due 10/01/08†	360,000	360,000
Ohio Housing Finance Agency Series B-1
10.00% due 10/01/08†	1,440,000	1,440,000

		10,055,000

Oregon — 1.1%
Port of Portland Special Obligation Revenue (LOC — Bank of America N.A.)
6.25% due 10/01/08†	1,670,000	1,670,000

Pennsylvania — 0.8%
Delaware Valley, Pennsylvania Regional Finance Authority Series A (LOC — Bayerische Landesbank)
7.85% due 10/01/08†	1,200,000	1,200,000

South Dakota — 1.6%
South Dakota Housing Development Authority Series I
11.00% due 10/01/08†	2,475,000	2,475,000

Tennessee — 0.6%
Jackson, Tennessee Energy Authority Wastewater System
7.25% due 10/02/08†	850,000	850,000

Texas — 1.4%
Fort Worth, Texas General Purpose Series A
4.50% due 03/01/09	520,000	525,988
North Texas Tollway Authority
4.13% due 11/19/08	520,000	520,000
Texas State Research Division Series A-2
8.08% due 10/01/08†	1,100,000	1,100,000

		2,145,988

Virginia — 4.9%
Virginia Beach, Virginia Department of Finance
5.00% due 10/01/08	7,000,000	7,000,000
Virginia State Public School Authority Series D
5.00% due 02/01/09	500,000	505,574

		7,505,574

Washington — 7.5%
Port of Seattle, Washington Industrial Development Corp. (LOC — Citibank N.A.)
8.09% due 10/01/08†	1,500,000	1,500,000
Seattle, Washington Municipal Light & Power Series A (LOC — JP Morgan Chase Bank)
8.70% due 10/01/08†	400,000	400,000
Snohomish County, Washington Public Utility District Series A
8.05% due 10/01/08†	2,000,000	2,000,000
Washington State Housing Finance Commission Series A (LOC — Wells Fargo Bank N.A.)
5.40% due 10/01/08†	2,325,000	2,325,000
Washington State Housing Finance Commission (LOC — Bank of America N.A.) 7.94% due 10/02/08†	5,150,000	5,150,000

		11,375,000

Wisconsin — 0.1%
Wisconsin Housing & Economic Development Authority Series C
10.00% due 10/01/08†	75,000	75,000

Wyoming — 3.1%
Sweetwater County, Wyoming Environmental Improvement (LOC — Barclays Bank PLC)
5.00% due 10/01/08†	3,600,000	3,600,000
Sweetwater County, Wyoming Pollution Control Series A (LOC — Barclays Bank PLC)
7.94% due 10/01/08†	1,100,000	1,100,000

		4,700,000

Registered Investment Companies — 0.1%
SSgA Tax Free Money Market Fund	131,280	131,280

TOTAL SHORT-TERM INVESTMENTS SECURITIES
(amortized cost $148,147,845) (1)
Other assets less liabilities	97.6%	148,147,845
	2.4	3,595,370

NET ASSETS —	100.0%	$151,743,215

†	Variable Rate Security – the rate reflected is as of September 30, 2008, maturity date reflects next reset date.

(1)	At September 30, 2008, the cost of securities for federal income tax purposes was the same for book purposes.

LOC — Letter of Credit

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – September 30, 2008 – (unaudited)

Note 1. Security Valuation

Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), Board of Directors (the “Board”) of the SunAmerica Money Market Funds, Inc., on behalf of each series (each a “Fund” and collectively the “Funds”) has adopted procedures intended to stabilize the Funds’ net asset values per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which a Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board. In addition, in accordance with positions taken by the SEC or its staff, effective November 3, 2008, for shadow pricing purposes the Funds may value certain portfolio securities with remaining maturities of 60 days or less at amortized cost instead of at the market-based value through January 12, 2009, or such later date as may be permitted based on SEC or staff guidance.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2008:

	Money Market Fund		Municipal Money Market Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$—	$—	$—

Level 2 - Other Significant Observable Inputs	1,081,011,116	—	148,147,845	—

Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$1,081,011,116	$—	$148,147,845	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments such as future, forward, swap and written option contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

Note 2. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a marked-to-market basis to ensure that the value at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of September 30, 2008, the following Fund held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.

Fund	Percentage Interest	Principal Amount
Money Market Fund	68.74%	$137,488,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated September 30, 2008, bearing interest at a rate of 0.07% per annum, with a principal amount of

$200,000,000, a repurchase price of $200,000,389, and a maturity date of October 1, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	3.00%	07/15/12	$62,928,000	$64,187,500
U.S. Treasury Inflation Index Bonds	2.00	07/15/14	78,065,000	79,626,343
U.S. Treasury Inflation Index Bonds	1.88	07/15/13	59,007,000	60,187,500

ADDITIONAL INFORMATION

Additional information is available in the Funds’ Annual and Semi-annual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: November 28, 2008

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: November 28, 2008